Benefit or Income Cost Related to Pension and Postretirement Health Care and Life Insurance Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 395	$ 358	$ 307
Amortization of prior service cost (credit)	6	(1)	72
Subtotal	401	357	379
Expected return on plan assets	(1,245)	(1,795)	(1,976)
Interest cost	1,002	1,449	1,590
Subtotal	158	11	(7)
Remeasurement (gain) loss, net	(2,470)	5,542	4,146
Net periodic benefit (income) cost	(2,312)	5,553	4,139
Curtailment and termination benefits	4
Total	(2,308)	5,553	4,139
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Service cost	318	359	299
Amortization of prior service cost (credit)	(247)	(89)	(57)
Subtotal	71	270	242
Expected return on plan assets	(143)	(171)	(163)
Interest cost	1,095	1,284	1,421
Subtotal	1,023	1,383	1,500
Remeasurement (gain) loss, net	(3,989)	1,262	1,787
Net periodic benefit (income) cost	(2,966)	2,645	3,287
Total	$ (2,966)	$ 2,645	$ 3,287